Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share

Note 18: Earnings per Share

CNH reflects common share equivalents in its computation of diluted weighted average shares outstanding when applicable and when inclusion is not anti-dilutive. The effect of dilutive securities is calculated using the treasury stock method.

The following table sets forth the computation of basic net income per share and diluted net income per share under the two-class method for the year ended December 31, 2012. At an extraordinary meeting of shareholders held on December 17, 2012, the shareholders approved an amendment to the Company’s Articles of Association creating a separate class of shares (the “common shares B”) and the conversion of all of the common shares held by Fiat Netherlands into common shares B. See “Note 2: Summary of Significant Accounting Policies” for additional information related to net income per share.

	Common shares	Common shares B	Total
	(in millions, except per share data)
Basic:
Net income attributable to CNH Global N.V.	$151	$991	$1,142

Weighted average shares outstanding—basic	28.9	211.9	240.8

Basic earnings per share attributable to CNH Global N.V. common shares and common shares B	$4.68	$4.68

Diluted:
Net income attributable to CNH Global N.V.	$151	$991	$1,142

Weighted average shares outstanding—basic	28.9	211.9	240.8
Effect of dilutive securities (when dilutive):
Stock Compensation Plans(A)	—	—	—

Weighted average shares outstanding—diluted	28.9	211.9	240.8

Diluted earnings per share attributable to CNH Global N.V. common shares and common shares B	$4.68	$4.68

(A)

Stock options to purchase approximately 2.5 million common shares during 2012 were outstanding but not included in the calculation of diluted earnings per share as the impact of these options would have been anti-dilutive.

The following table reconciles the numerator and denominator of the basic and diluted earnings per share computations for the years ended December 31, 2011, and 2010:

	2011	2010
	(in millions, except per share data)
Basic:
Net income attributable to CNH Global N.V.	$939	$452

Weighted average common shares outstanding—basic	239.4	237.8

Basic earnings per share attributable to CNH Global N.V. common shareholders	$3.92	$1.90

Diluted:
Net income attributable to CNH Global N.V.	$939	$452

Weighted average common shares outstanding—basic	239.4	237.8
Effect of dilutive securities (when dilutive):
Stock Compensation Plans(A)	1.0	0.8

Weighted average common shares outstanding—diluted	240.4	238.6

Diluted earnings per share attributable to CNH Global N.V. common shareholders	$3.91	$1.89

(A)

Stock options to purchase approximately 2.3 million and 4.2 million shares during 2011 and 2010, respectively, were outstanding but not included in the calculation of diluted earnings per share as the impact of these options would have been anti-dilutive.

In December 2012, CNH paid a special dividend of $10 per common share to CNH common shareholders of record as of December 20, 2012, as part of the merger agreement with Fiat Industrial. In accordance with the anti-dilutive provision of both the CNH EIP and Directors’ Compensation Plan, on January 28, 2013, the CNH Corporate Governance and Compensation Committee approved required equitable adjustments of outstanding equity awards. See “Note 17: Option and Incentive Plans” for additional information.